Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Reduced tax rates, percentage		7.50%
Net operating losses carry forward (in Dollars)		$ 56,012
Maximum [Member]
Income Taxes [Line Items]
Income tax rate, percentage	35.00%
Minimum [Member]
Income Taxes [Line Items]
Income tax rate, percentage	21.00%
ATM KK (Japan) [Member]
Income Taxes [Line Items]
Income tax rate, percentage		23.20%
ATM KK (Japan) [Member] | Tokyo Statutory rate for large companies [Member]
Income Taxes [Line Items]
Income tax rate, percentage		30.62%
ATM KK (Japan) [Member] | Tokyo Statutory rate for small companies [Member]
Income Taxes [Line Items]
Income tax rate, percentage		33.60%
Israel [Member]
Income Taxes [Line Items]
Income tax rate, percentage		23.00%	23.00%	23.00%